RISK MANAGEMENT - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Collateralization of cash	$ (38,618)	$ 214,379
Investment in debt instrument as a percentage of total portfolio	60.45%	63.63%
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on consolidated basis	40.00%
Electricaribe | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Write-offs / Charge-offs of the year	$ 804,292
Tranzit | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Write-offs / Charge-offs of the year	$ 103,508
Sovereign
Disclosure Of Financial Risk Management Explanatory [Line Items]
LGD recovery rate weights	55.00%
Corporate
Disclosure Of Financial Risk Management Explanatory [Line Items]
LGD recovery rate weights	47.70%
Minimum
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on unconsolidated basis	20.00%
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Banco de Bogota S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	9.90%	7.90%
Banco de Occidente S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	4.20%	5.60%
Banco Popular S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	6.40%	8.40%
Banco Commercial Av Villas S A | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	5.30%	3.80%
Corficolombiana S.A | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	16.00%	23.80%